Note 5 - Credit Agreement	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

5.  Credit Agreement

The Partnership is party to a credit agreement (as amended, the “Credit Agreement”) that provides up to $200.0 million in borrowing capacity, subject to certain limitations. The Credit Agreement includes a working capital revolving credit facility (“WCRCF”) which provides up to $75.0 million in borrowing capacity to fund working capital needs and an acquisition revolving credit facility (“ARCF”) which provides up to $125.0 million in borrowing capacity to fund acquisitions and expansion projects. In addition, the credit agreement provides for an accordion feature that allows us to increase the availability under the facilities by an additional $125.0 million. The Credit Agreement matures December 24, 2018.

At March 31, 2015 and December 31, 2014, outstanding borrowings under the credit agreement totaled $130.2 million and $77.6 million, respectively. Borrowings under the WCRCF totaled $50.0 million at March 31, 2015 and December 31, 2014. Borrowings under the WCRCF are limited by a monthly borrowing base calculation as defined in the Credit Agreement.  If, at any time, outstanding borrowings under the WCRCF exceed the Partnership’s calculated borrowing base, principal in the amount of the excess is due upon submission of the borrowing base calculation.  Borrowings under the ARCF totaled $80.2 million and $27.6 million at March 31, 2015 and December 31, 2014, respectively. Available borrowings under the ARCF may be limited by certain financial covenant ratios as defined in the agreement. The obligations under our Credit Agreement are secured by a first priority lien on substantially all assets of the Borrowers.

All borrowings under the credit agreement bear interest, at our option, on a leveraged based grid pricing at (i) a base rate plus a margin of 1.25% to 2.75% per annum (“Base Rate Borrowing”) or (ii) an adjusted LIBOR rate plus a margin of 2.25% to 3.75% per annum (“LIBOR Borrowings”).  The applicable margin is determined based on the combined leverage ratio of the Borrowers, as defined in the credit agreement.  The interest rate on credit agreement borrowings ranged between 2.68% and 3.27% for the three months ended March 31, 2015 and 2.91% and 3.50% for the three months ended March 31, 2014.  Interest on Base Rate Borrowings is payable monthly.  Interest on LIBOR Borrowings is paid upon maturity of the underlying LIBOR contract, but no less often than quarterly.  Commitment fees are charged at a rate of 0.50% on any unused credit and are payable quarterly.  Interest paid during the three months ended March 31, 2015 and 2014 was $0.8 million and $0.7 million, respectively, including commitment fees.

Our credit agreement contains various customary affirmative and negative covenants and restrictive provisions.  Our credit agreement also requires maintenance of certain financial covenants, including a combined total adjusted leverage ratio (as defined in our credit agreement) of not more than 4.0 to 1.0 and an interest coverage ratio (as defined in our credit agreement) of not less than 3.0 to 1.0.  At March 31, 2015, our total adjusted leverage ratio was 2.85 to 1.0 and our interest coverage ratio was 8.21 to 1.0, pursuant to the credit agreement.  Upon the occurrence and during the continuation of an event of default, subject to the terms and conditions of our credit agreement, the lenders may declare any outstanding principal of our credit agreement debt, together with accrued and unpaid interest, to be immediately due and payable and may exercise the other remedies set forth or referred to in our credit agreement. We expect to remain in compliance with all or our financial debt covenants throughout the next twelve months.

In addition, our credit agreement restricts our ability to make distributions on, or redeem or repurchase, our equity interests.  However, we may make distributions of available cash so long as, both at the time of the distribution and after giving effect to the distribution, no default exists under our credit agreement, the borrowers and the guarantors are in compliance with the financial covenants, the borrowing base (which includes 100% of cash on hand) exceeds the amount of outstanding credit extensions under the working capital revolving credit facility by at least $5.0 million and at least $5.0 million in lender commitments are available to be drawn under the working capital revolving credit facility.